Interim Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 6,673	$ 10,787	$ 2,709
Restricted cash		27	27
Other current assets		148	116	606
Total current assets		6,848	10,930	3,315
Fixed assets, net		280	90	53
Total assets		7,128	11,020	3,368
Current liabilities:
Trade payables		194	78	512
Accrued liabilities		363	450	271
Total current liabilities		557	528	783
Long-term liabilities:
Convertible notes				76
Derivative warrant liability		5	28	313
Total long term liabilities			28	389
Total liabilities		562	556	1,172
Commitments and contingencies
Temporary equity:
Common stock of $0.01 par value; issued and outstanding: 721,107 shares as of June 30, 2018 and December 31, 2017 and December 31, 2016		500	500	500
Shareholders' equity:
Preferred stock of $0.01 par value; Authorized: 1,000,000 shares as of September 30, 2018 and December 31, 2017 and December 31, 2016; issued and outstanding: 550 and 4,001 and 9,736 shares as of September 30, 2018 and December 31, 2017 and December 31, 2016, respectively	[1]
Common stock of $0.01 par value; Authorized: 220,000,000 as of September 30, 2018 and December 31, 2017 and December 31, 2016; issued and outstanding: 2,254,569 and 2,013,193 and 1,067,777 shares as of September 30, 2018, and December 31, 2017 and December 31, 2016, respectively		30	27	18
Additional paid-in capital		31,771	30,561	14,713
Accumulated deficit		(25,735)	(20,624)	(13,035)
Total shareholders' equity		6,066	9,964	1,696
Total liabilities and shareholders' equity		$ 7,128	$ 11,020	$ 3,368

[1]	Less than 1